Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 4,522	$ 1,939	$ 10,970	$ 28
Restricted cash expected to be released from financing initiative	800
Additional working capital expected from financing initiative	1,000
Investment in joint venture reclassified to assets held for sale	$ 13,500
Computer equipment [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	3 years
Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	5 years
Bottom of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	3 years 182 days
Bottom of range [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	20 years
Top of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	10 years
Top of range [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment	40 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	10 years
Brand names [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	15 years
Brand names [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	25 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets	5 years
Solar Development and Corporate segment [member]
Statement Line Items [Line Items]
Increase (decrease) in general and administrative expenses	$ (5,800)
Percentage increase (decrease) in general and administrative expenses	(54.00%)
General and administrative expense	$ 4,800	$ 10,600
Restructuring plan, annual reduction in general and administrative expenses	2,000
Critical Power Services segment [member]
Statement Line Items [Line Items]
Operating profit before amortization and depreciation	$ 2,600